Property, plant and equipment (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net book value	€ 24,776	€ 21,273	€ 18,111
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value	11,409	11,785	17,161
Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Net book value	2,861	1,186
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	237	305	157
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Net book value	10,269	7,997	€ 793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	25,594	18,457
Additions other than through business combinations, property, plant and equipment	11,662	11,054
Transfers during the year		(2,149)
Sale and leaseback		(1,621)
Grant income		(803)
Additions other than revalution property plant and equipment		708
Cost, Ending Balance	32,978	25,594
Gross carrying amount [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	15,106	17,161
Additions other than through business combinations, property, plant and equipment	8,314	9,191
Transfers during the year		(2,149)
Sale and leaseback		(8,294)
Grant income		(803)
Cost, Ending Balance	14,726	15,106
Gross carrying amount [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	1,337
Additions other than through business combinations, property, plant and equipment	243	1,267
Transfers during the year		70
Sale and leaseback
Grant income
Cost, Ending Balance	5,846	1,337
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	389	185
Additions other than through business combinations, property, plant and equipment	33	274
Transfers during the year		(70)
Sale and leaseback
Grant income
Cost, Ending Balance	422	389
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Cost, Beginning Balance	8,762	1,111
Additions other than through business combinations, property, plant and equipment	3,072	322
Transfers during the year
Sale and leaseback		6,673
Grant income
Additions other than revalution property plant and equipment		708
Cost, Ending Balance	11,984	8,762
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(4,321)	(347)
Increase (decrease) through net exchange differences, property, plant and equipment		(661)
Depreciation, Ending balance		(4,321)
Accumulated depreciation and amortisation [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(3,321)
Increase (decrease) through net exchange differences, property, plant and equipment
Depreciation, Ending balance		(3,321)
Accumulated depreciation and amortisation [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(151)
Depreciation, Ending balance		(151)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(84)	(28)
Increase (decrease) through net exchange differences, property, plant and equipment		(66)
Depreciation, Ending balance		(84)
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(765)	(319)
Increase (decrease) through net exchange differences, property, plant and equipment		(454)
Depreciation, Ending balance		(765)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(4,321)
Increase (decrease) through net exchange differences, property, plant and equipment	(1,523)
Transfers during the year
Impairment charge	(5,482)	(3,321)
Derecognition		8
Depreciation, Ending balance	(8,202)	(4,321)
Accumulated impairment [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(2,324)
Increase (decrease) through net exchange differences, property, plant and equipment
Transfers during the year
Impairment charge	(4,117)	(3,321)
Derecognition
Depreciation, Ending balance	(3,317)	(2,324)
Accumulated impairment [member] | Plant And Machinery [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(1,148)
Increase (decrease) through net exchange differences, property, plant and equipment	(472)	(141)
Transfers during the year		(10)
Impairment charge	(1,365)
Derecognition
Depreciation, Ending balance	(2,985)	(1,148)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(84)
Increase (decrease) through net exchange differences, property, plant and equipment	(101)
Transfers during the year		10
Impairment charge
Derecognition
Depreciation, Ending balance	(185)	(84)
Accumulated impairment [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Depreciation, Beginning Balance	(765)
Increase (decrease) through net exchange differences, property, plant and equipment	(950)
Transfers during the year
Impairment charge
Derecognition		8
Depreciation, Ending balance	€ (1,715)	€ (765)